Schedule of discontinued operation of financial statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 8,549	$ 85,483
Accounts receivable, net	66,618	1,658,652
Other receivables	7,509	4,778
Due from related parties	1,228	267,863
Prepaid expenses and other current assets	18,935	67,261
TOTAL CURRENT ASSETS OF DISCONTINUED OPERATIONS	102,839	2,084,037
PROPERTY AND EQUIPMENT, NET		20,102
OPERATING LEASE RIGHT-OF-USE ASSETS		40,053
TOTAL ASSETS OF DISCONTINUED OPERATIONS	102,839	2,144,192
CURRENT LIABILITIES
Short term loans - bank and private lender	192,717	204,240
Accounts payable	1,943,218	1,635,484
Other payables and accrued liabilities	251,902	393,004
Other payables - related parties	236,231	180,899
Operating lease liability		43,486
Taxes payable		68,608
TOTAL CURRENT LIABILITIES OF DISCONTINUED OPERATIONS	2,624,068	2,525,721
TOTAL LIABILITIES OF DISCONTINUED OPERATIONS	2,624,068	2,525,721
REVENUE	992,791	6,076,415	$ 5,986,030
COST OF REVENUE	800,185	3,592,217	2,991,661
GROSS PROFIT	192,606	2,484,198	2,994,369
OPERATING EXPENSES
Selling	217,122	967,299	924,779
General and administrative	1,562,114	1,338,202	2,608,559
Research and development	19,187	17,209	129,265
TOTAL OPERATING EXPENSES	1,798,423	2,322,710	3,662,603
(LOSS) INCOME FROM OPERATIONS	(1,605,817)	161,488	(668,234)
OTHER INCOME (EXPENSE), NET	5,532	(64,618)	(52,553)
(LOSS) INCOME BEFORE INCOME TAXES	(1,600,285)	96,870	(720,787)
PROVISION FOR INCOME TAXES	1,038	38,211	1,653
NET (LOSS) INCOME ATTRIBUTABLE TO EUDA	(1,601,323)	58,659	(722,440)
Net cash provided by (used in) operating activities from discontinued operations	295,967	(1,439,028)	830,192
Net cash provided by (used in) investing activities from discontinued operations		(21,542)	18,215
Net cash (used in) provided by financing activities from discontinued operations	$ (371,888)	$ 1,480,803	$ (879,063)